Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17
Entity Central Index Key	dei_EntityCentralIndexKey	0000929523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2020
Prospectus Date	rr_ProspectusDate	Dec. 30, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A